Note 21 - Loans and Borrowings	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
2 1 .	Loans and borrowings

(US dollars in thousands)	201 9	2018	2017
Current liabilities
Debtor invoice financing	751	-	-
Finance leases	136	285	145
Financing agreement	-	2,000	-
Shareholder loans	-	1,670	-
Bank loan	-	-	90
	887	3,955	235

Non-current liabilities
Shareholder loan	18,242	18,092	18,992
Finance leases	138	293	95
Bank loan	-	-	933
Total	18,380	18,385	20,020

Total	19,267	18,385	20,255

In
August 2018,
the Company secured a
$3.6
million (
AU$5
million) debtor finance facility to support the growing working capital requirements of its critical power services businesses. The facility is secured by a fixed charge over the debtors’ book and floating charge over all other assets of J.A. Martin Electrical Pty Limited and Kenshaw Electrical Pty Limited.

The shareholder loan is due to Arowana International Limited (“AWN”), the Company’s majority shareholder, bears interest at
8.5%
per annum paid monthly in advance, and is unsecured.
No
repayment of principal is required until
July 2020,
and then is repayable in
21
equal monthly instalments. Terms of the loan require that
50%
of the net proceeds from sale of more than
$10
million of the ISS Joint Venture or any critical power services business also be directed to loan repayment.

The obligations under finance leases are as follows:

(US dollars in thousands)	Minimum lease payments			Present value of minimum lease payments
	2019	2018	2017	2019	2018	2017
Amounts payable under finance leases:
Less than one year	147	291	165	136	285	145
Later than one year but not more than five	143	327	107	138	293	95
	290	618	272	274	578	240
Future finance charges	(16)	(40)	(32)	-	-	-
Total obligations under finance lease	274	578	240	274	578	240